share-based compensation - TELUS International (Cda) Inc. share options (Details)				12 Months Ended
		Feb. 04, 2021 EquityInstruments	Mar. 17, 2020 EquityInstruments	Dec. 31, 2020 Options $ / shares	Dec. 31, 2020 Options $ / shares $ / shares	Dec. 31, 2019 Options $ / shares		Dec. 31, 2020 Options $ / shares	Dec. 31, 2019 Options $ / shares [1]	Dec. 31, 2018 Options $ / shares [1]	Dec. 31, 2018 Options $ / shares [1]
share-based compensation
Share split ratio | EquityInstruments			2
Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Number of options outstanding | Options				3,922,056	3,922,056	4,484,790	[1]	3,922,056	4,484,790	3,864,308	3,864,308
Weighted average share price of options outstanding	[2]			$ 6.94	$ 6.94	$ 6.91	[1]			$ 6.63
Granted (in shares) | Options						620,482
Granted (in dollars per share)	[2]					$ 8.46
Exercised (in shares) | Options				(562,734)	(562,734)
Exercised (in dollars per share)	[2]			$ 6.21
Exercisable, end of period (in shares) | Options				3,267,423	3,267,423
Exercisable, end of period (in dollar per share)	[2]			$ 6.58
Weighted average remaining contractual life (years)				6 years 4 months 24 days	6 years 4 months 24 days
TELUS International (Cda) Inc. share options, Canadian $ denominated share-based compensation
Number of options outstanding | Options				242,244	242,244	242,244	[1]	242,244	242,244	242,244	242,244
Weighted average share price of options outstanding								$ 4.75	$ 4.75		$ 4.75
Exercisable, end of period (in shares) | Options				242,244	242,244
Exercisable, end of period (in dollar per share)					$ 4.75
Weighted average remaining contractual life (years)				5 years 7 months 6 days	5 years 7 months 6 days
Minimum | TELUS International (Cda) Inc. share options
share-based compensation
Variable payout (as a percent)				0.00%	0.00%			0.00%
Minimum | Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Option price				$ 4.87	$ 4.87
Exercisable, end of period (in dollar per share)				$ 4.87
Maximum | TELUS International (Cda) Inc. share options
share-based compensation
Exercise period				10 years	10 years
Variable payout (as a percent)				100.00%	100.00%			100.00%
Maximum | Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Option price				$ 8.95	$ 8.95
Exercisable, end of period (in dollar per share)				$ 8.95
Shares issued and stock subdivision | TELUS International (Cda) Inc. share options
share-based compensation
Share split ratio | EquityInstruments		4.5

[1]	Amounts reflect retrospective application of February 4, 2021, 4.5-for-one share subdivision which occurred in connection with TELUS International (Cda) Inc.’s initial public offering of shares (see Note 28(d)).
[2]	The range of share option prices is US$4.87 - US$8.95 per TELUS International (Cda) Inc. equity share and the weighted average remaining contractual life is 6.4 years.